Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2022
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents

Note 10 Cash and cash equivalents

	June 30,
	2022	2021
Cash at bank	$207,083,935	$136,663,976
	$207,083,935	$136,663,976

Reconciliation to cash flow statement

The above figures reconcile to the amount of cash shown in the statement of cash flows at the end of the financial year as follows:

	June 30,
	2022	2021
Balances as above	$207,083,935	$136,663,976
Bank overdrafts	—	—
Balance per statement of cash flows	$207,083,935	$136,663,976